GENERAL INFORMATION - Narrative (Details) $ in Thousands														12 Months Ended
	Dec. 29, 2023 shares	Oct. 30, 2023 USD ($) shares	Sep. 15, 2023 USD ($)	Sep. 11, 2023 shares	Aug. 04, 2023 USD ($) shares	Aug. 01, 2023 shares	Jul. 28, 2023 shares	Jul. 21, 2023 USD ($)	Jun. 14, 2023 USD ($) shares	Jun. 07, 2023 USD ($)	Apr. 14, 2023 ARS ($)	Mar. 29, 2023 USD ($)	Dec. 22, 2022 shares	Dec. 31, 2023 employee shareholder shares	Dec. 06, 2023
General Information [Line Items]
Number of subscribed shares (in shares)														604,437,877,587
Total number of shareholders | shareholder														2,100
Number of average employees | employee														34,174
Number of employees | employee														35,568
LATAM Airlines Group S.A. | TAM S.A. and Subsidiaries
General Information [Line Items]
Capital increase | $			$ 106,104,000							$ 308,031,000		$ 785,865,000
LATAM Airlines Group S.A. | TAM Linheas Aéreas S.A
General Information [Line Items]
Capital increase | $			$ 106,104,000
Latam Travel S.A. | Lan Pax Group S.A
General Information [Line Items]
Equity interest													5.69%
Latam Travel S.A. | Inversora Cordillera S.A.
General Information [Line Items]
Equity interest													0.30%
Latam Travel S.A. | LATAM Airlines Group S.A.
General Information [Line Items]
Equity interest													94.01%
TAM S.A. and Subsidiaries | TAM Linheas Aéreas S.A
General Information [Line Items]
Capital increase | $										$ 308,031,000		785,865,000
Holdco Colombia I SpA | Aerovías de Integración Regional S.A. Aires S.A.
General Information [Line Items]
Capital increase | $												$ 120,410,000
Lan Argentina SA
General Information [Line Items]
Capital reduction | $											$ 160,170
Lan Argentina SA | Lan Pax Group S.A
General Information [Line Items]
Equity interest	4.99%
Lan Argentina SA | Inversora Cordillera S.A.
General Information [Line Items]
Equity interest	94.96%
Lan Argentina SA | LATAM Airlines Group S.A.
General Information [Line Items]
Equity interest	0.05%
Inversiones Lan S.A. | Aerovías de Integración Regional S.A. Aires S.A.
General Information [Line Items]
Number of shares acquired (in shares)		183							923
Payments for subsidiary shares acquired | $		$ 2,000							$ 23,000
Inversiones Lan S.A. | Americonsult SA de CV
General Information [Line Items]
Number of shares acquired (in shares)						1
Holdco Ecuador S.A | Latam Airlines Ecuador S.A.
General Information [Line Items]
Capital increase | $								$ 3,100,000
Lan Cargo S.A. | Lan Cargo Overseas Limited
General Information [Line Items]
Number of shares acquired (in shares)							1
Lan Cargo S.A. | Americonsult SA de CV
General Information [Line Items]
Number of shares acquired (in shares)				499
Lan Cargo S.A. | Consultoría Administrativa Profesional S.A. de C.V.
General Information [Line Items]
Number of shares acquired (in shares)				49,500
Lan Cargo S.A. | Transporte Aéreo S.A.
General Information [Line Items]
Number of shares acquired (in shares)				109,662
Lan Cargo S.A. | Inversiones Aereas S.A.
General Information [Line Items]
Number of shares acquired (in shares)				15,216
Lan Cargo S.A. | Prime Airport Services Inc.
General Information [Line Items]
Number of shares acquired (in shares)				105
Lan Cargo S.A. | Americonsult de Guatemala, Sociedad Anónima
General Information [Line Items]
Number of shares acquired (in shares)				50
Lan Cargo S.A. | Americonsult de Costa Rica S.A
General Information [Line Items]
Number of shares acquired (in shares)				66
Lan Cargo S.A. | Prime Cargo SpA.
General Information [Line Items]
Equity interest															100.00%
Lan Pax Group S.A | Aerovías de Integración Regional S.A. Aires S.A.
General Information [Line Items]
Number of shares issued (in shares)					47,010
Lan Pax Group S.A | Holdco Colombia I SpA
General Information [Line Items]
Capital increase | $					$ 347,000
Inversora Cordillera S.A. | Lan Pax Group S.A
General Information [Line Items]
Equity interest	99.95%
Inversora Cordillera S.A. | LATAM Airlines Group S.A.
General Information [Line Items]
Equity interest	0.05%
Banco de Chile on behalf of State Street
General Information [Line Items]
Equity interest														45.81%
Banco de Chile on behalf of Non-Resident Third Parties
General Information [Line Items]
Equity interest														11.94%
Delta Air Lines, Inc.
General Information [Line Items]
Equity interest														10.05%
Qatar Airways
General Information [Line Items]
Equity interest														10.03%
Ordinary shares
General Information [Line Items]
Number of statutory capital shares (in shares)														604,441,789,335
Preference shares | LATAM Airlines Group S.A. | Latam Travel S.A.
General Information [Line Items]
Number of shares acquired (in shares)													1,390,468,967
Preference shares | LATAM Airlines Group S.A. | Inversora Cordillera S.A.
General Information [Line Items]
Number of shares acquired (in shares)	2,392,166
Preference shares | LATAM Airlines Group S.A. | Lan Argentina SA
General Information [Line Items]
Number of shares acquired (in shares)	53,376
Administration
General Information [Line Items]
Number of employees | employee														5,149
Operations
General Information [Line Items]
Number of employees | employee														17,655
Cabin crew
General Information [Line Items]
Number of employees | employee														8,688
Command crew
General Information [Line Items]
Number of employees | employee														4,076
Shareholders
General Information [Line Items]
Percentage of share capital in form of ADRs														0.01%